Segment Information - Summary Of Reconciles Total Share Based Compensation Expense (Detail) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021
Total share-based compensation expense	[1]	$ 53.6	$ 42.2
Amount included in restructuring and other	[2]	(7.3)	(2.1)
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Total share-based compensation expense		53.6	42.2	$ 73.4	[3]	$ 70.2	[3]	$ 58.0	[3]
Amount included in restructuring and other	[4]			(4.2)		0.0		(3.5)
Adjusted share-based compensation	[5]	$ 46.3	$ 40.1	$ 69.2		$ 70.2		$ 54.5

[1]	Total share-based compensation expense in the nine months ended December 31, 2023 and 2022 includes $12.1 million and $17.0 million, respectively, of corporate allocation of share-based compensation expense, representing the allocation of Lionsgate’s corporate employee share-based compensation expense.
[2]	Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.
[3]	Total share-based compensation expense in the years ended March 31, 2023, 2022 and 2021 includes $26.7 million, $19.6 million and $18.0 million, respectively, of corporate allocation of share-based compensation expense, representing the allocation of Lionsgate’s corporate employee share-based compensation expense.
[4]	Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of certain vesting schedules for equity awards pursuant to certain severance arrangements.
[5]	The following table reconciles total share-based compensation expense to adjusted share-based compensation expense: Year Ended March 31, 2023 2022 2021 (Amounts in millions) Total share-based compensation expense(i) $ 73.4 $ 70.2 $ 58.0 Less: Amount included in restructuring and other(ii) (4.2) — (3.5) Adjusted share-based compensation $ 69.2 $ 70.2 $ 54.5 (i) Total share-based compensation expense in the years ended March 31, 2023, 2022 and 2021 includes $26.7 million, $19.6 million and $18.0 million, respectively, of corporate allocation of share-based compensation expense, representing the allocation of Lionsgate’s corporate employee share-based compensation expense. (ii) Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of certain vesting schedules for equity awards pursuant to certain severance arrangements.